Stockholder's Equity (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Rate	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	93.00%	93.00%
Expected Term	5 years 10 months 25 days	5 years 10 months 25 days
Risk Free Rate	3.00%	1.49%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	79.00%	79.00%
Expected Term	2 years 6 months	2 years 6 months
Risk Free Rate	2.42%	1.16%